UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Thematic Growth Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 97.3%
Information Technology – 20.3%
Communications Equipment – 4.0%
Alcatel-Lucent (Sponsored ADR)(a)	1,624,500	$10,624,230
Juniper Networks, Inc.(a)	435,546	16,694,478
QUALCOMM, Inc.	461,100	26,208,924

		53,527,632

Computers & Peripherals – 2.8%
Apple, Inc.(a)	50,200	17,481,146
Toshiba Corp.	3,670,000	19,542,346

		37,023,492

Internet Software & Services – 5.3%
Cornerstone OnDemand, Inc.(a)	798,345	15,280,323
MercadoLibre, Inc.	145,500	13,298,700
Rackspace Hosting, Inc.(a)	288,485	13,325,122
Tencent Holdings Ltd.	511,400	14,668,640
WebMD Health Corp. - Class A(a)	234,400	13,564,728

		70,137,513

Semiconductors & Semiconductor Equipment – 4.6%
Cree, Inc.(a)	570,200	23,229,948
Netlogic Microsystems, Inc.(a)	313,248	13,510,386
NVIDIA Corp.(a)	1,225,000	24,500,000

		61,240,334

Software – 3.6%
Intuit, Inc.(a)	234,200	13,012,152
Red Hat, Inc.(a)	337,570	16,024,448
Salesforce.com, Inc.(a)	130,720	18,117,792

		47,154,392

		269,083,363

Financials – 19.2%
Capital Markets – 3.8%
Goldman Sachs Group, Inc. (The)	112,100	16,928,221
Greenhill & Co., Inc.	363,000	21,417,000
State Street Corp.	273,100	12,712,805

		51,058,026

Commercial Banks – 4.6%
Bank Rakyat Indonesia Persero Tbk PT	17,335,000	13,088,360
BOC Hong Kong Holdings Ltd.	4,886,500	15,360,862
Commercial International Bank Egypt SAE (Sponsored GDR)(b)	1,356,000	6,522,360
Itau Unibanco Holding SA (ADR)	264,810	6,289,237
Siam Commercial Bank PCL	3,581,300	13,917,280
Standard Chartered PLC	232,612	6,464,718

		61,642,817

Consumer Finance – 3.3%
Green Dot Corp.(a)	676,231	29,186,130

Company	Shares	U.S. $ Value
SKS Microfinance Ltd.(a)	1,436,569	$14,756,750

		43,942,880

Diversified Financial Services – 1.3%
CME Group, Inc.—Class A	56,500	16,711,005

Real Estate Investment Trusts (REITs) – 1.2%
Weyerhaeuser Co.	664,934	15,300,132

Real Estate Management & Development – 5.0%
Ciputra Development TBK PT(a)	313,223,000	14,306,487
Hang Lung Group Ltd.	2,238,000	15,080,799
Sun Hung Kai Properties Ltd.	1,372,000	21,559,816
Unitech Ltd.	17,838,500	14,937,451

		65,884,553

		254,539,413

Energy – 12.9%
Energy Equipment & Services – 2.0%
Nabors Industries Ltd.(a)	405,000	12,409,200
Schlumberger Ltd.	158,300	14,207,425

		26,616,625

Oil, Gas & Consumable Fuels – 10.9%
Cameco Corp.	536,095	15,825,327
Denbury Resources, Inc.(a)	1,343,452	30,321,712
Kinder Morgan, Inc./Delaware(a)	540,648	15,451,720
Noble Energy, Inc.	150,200	14,459,754
Occidental Petroleum Corp.	162,200	18,537,838
Paladin Energy Ltd.(a)	4,879,329	17,634,279
Petroleo Brasileiro SA (ADR)	338,500	12,636,205
Southwestern Energy Co.(a)	453,800	19,903,668

		144,770,503

		171,387,128

Consumer Discretionary – 12.6%
Auto Components – 1.1%
Johnson Controls, Inc.	356,829	14,629,989

Automobiles – 3.1%
Tesla Motors, Inc.(a)	500,100	13,802,760
Toyota Motor Corp. (Sponsored ADR)	166,100	13,234,848
Volkswagen AG (Preference Shares)(a)	70,170	13,810,722

		40,848,330

Hotels, Restaurants & Leisure – 1.5%
Ajisen China Holdings Ltd.	3,540,000	7,072,816
Ctrip.com International Ltd. (ADR)(a)	274,200	13,359,024

		20,431,840

Household Durables – 1.1%
Rinnai Corp.	218,000	14,469,380

Internet & Catalog Retail – 4.3%
Amazon.com, Inc.(a)	109,200	21,457,800

Company	Shares	U.S. $ Value
NetFlix, Inc.(a)	95,940	$22,322,360
Rakuten, Inc.	13,733	12,751,783

		56,531,943

Media – 0.5%
Walt Disney Co. (The)	147,383	6,352,207

Specialty Retail – 1.0%
Zhongsheng Group Holdings Ltd.(a)	7,449,500	14,081,673

		167,345,362

Industrials – 11.7%
Construction & Engineering – 1.7%
Shaw Group, Inc. (The)(a)	577,800	22,476,420

Electrical Equipment – 5.1%
A123 Systems, Inc.(a)	3,524,800	21,289,792
Babcock & Wilcox Co. (The)(a)	581,400	18,261,774
Mitsubishi Electric Corp.	1,978,000	22,021,643
Rockwell Automation, Inc.	71,600	6,238,508

		67,811,717

Industrial Conglomerates – 1.0%
Jaiprakash Associates Ltd.	6,702,450	14,064,206

Machinery – 2.0%
Fanuc Corp.	88,400	14,798,099
Japan Steel Works Ltd. (The)	1,391,000	11,234,411

		26,032,510

Road & Rail – 0.5%
Zipcar, Inc.(a)	244,650	6,309,524

Trading Companies & Distributors – 1.4%
Mitsubishi Corp.	695,200	18,859,156

		155,553,533

Materials – 10.5%
Chemicals – 3.6%
Linde AG	73,000	13,137,487
Monsanto Co.	309,000	21,024,360
Stella Chemifa Corp.	385,300	14,036,296

		48,198,143

Metals & Mining – 6.9%
Agnico-Eagle Mines Ltd.	254,700	17,745,414
Barrick Gold Corp.	484,000	24,688,840
Freeport-McMoRan Copper & Gold, Inc.	260,600	14,340,818
Impala Platinum Holdings Ltd.	632,393	19,776,723
Mongolian Mining Corp.(a)	12,046,000	14,143,111

		90,694,906

		138,893,049

Health Care – 7.1%
Biotechnology – 2.7%
Cepheid, Inc.(a)	423,700	13,689,747

Company	Shares	U.S. $ Value
Genomic Health, Inc.(a)	815,137	$22,253,240

		35,942,987

Health Care Equipment & Supplies – 0.6%
Given Imaging Ltd.(a)	409,922	8,579,667

Health Care Technology – 1.1%
athenahealth, Inc.(a)	315,227	14,572,944

Life Sciences Tools & Services – 2.2%
Covance, Inc.(a)	182,500	11,424,500
Illumina, Inc.(a)	240,476	17,068,987

		28,493,487

Pharmaceuticals – 0.5%
Novartis AG (ADR)	112,100	6,632,957

		94,222,042
Consumer Staples – 2.0%
Beverages – 1.0%
Heckmann Corp.(a)	2,057,319	12,961,110

Food Products – 1.0%
Besunyen Holdings Co.	40,291,000	13,628,051

		26,589,161

Telecommunication Services – 1.0%
Wireless Telecommunication Services – 1.0%
Softbank Corp.	315,500	13,313,096

Total Common Stocks (cost $1,226,212,585)		1,290,926,147

	Contracts
OPTIONS PURCHASED - CALLS – 1.0%
Utilities – 1.0%
Market Vectors Gold Miners Expiration: January 2012, Exercise Price: $65.0 (a) (c)	17,550	9,082,125
SPDR S&P Homebuilders ETF Expiration: January 2012, Exercise Price: $20.0 (a) (c)	36,000	4,266,000

Total Options Purchased - Calls (cost $11,498,505)		13,348,125

	Shares
SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.10%(d) (cost $16,802,962)	16,802,962	16,802,962

U.S. $ Value
Total Investments – 99.6% (cost $1,254,514,052)(e)	$1,321,077,234
Other assets less liabilities – 0.4%	5,413,528

Net Assets – 100.0%	$1,326,490,762

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Royal Bank of Scotland PLC:
Euro settling 7/15/11	61,018	$87,885,446	$90,194,255	$2,308,809
Great British Pound settling 7/15/11	43,047	70,229,459	71,835,817	1,606,358
UBS AG:
Canadian Dollar settling 7/15/11	26,328	27,462,446	27,777,740	315,294
Westpac Banking Corp:
Australian Dollar settling 7/15/11	23,165	24,111,175	25,157,267	1,046,092
Sale Contracts
BNP Paribas SA:
Japanese Yen settling 7/15/11	403,146	4,744,904	4,971,784	(226,880)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the market value of this security amounted to $6,522,360 or 0.5% of net assets.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $140,430,441 and gross unrealized depreciation of investments was $(73,867,259), resulting in net unrealized appreciation of $66,563,182.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

AllianceBernstein Global Thematic Growth Fund

Portfolio Summary

April 30, 2011 (unaudited)

COUNTRY BREAKDOWN *
56.2%	United States
11.7%	Japan
4.8%	China
4.4%	Canada
3.9%	Hong Kong
3.3%	India
2.1%	Indonesia
2.0%	Germany
1.5%	South Africa
1.4%	Brazil
1.3%	Australia
1.1%	Mongolia
1.1%	Thailand
3.9%	Other
1.3%	Short-Term

100.0%	Total Investments

*	All data are as of April 30, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Argentina, Egypt, France, Israel, Switzerland and United Kingdom.

AllianceBernstein Global Thematic Growth Fund

April 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Information Technology	$234,872,377	$34,210,986	$—	$269,083,363
Financials	125,066,890	115,555,243	13,917,280	254,539,413
Energy	153,752,849	17,634,279	—	171,387,128
Consumer Discretionary	105,158,988	62,186,374	—	167,345,362
Industrials	74,576,018	80,977,515	—	155,553,533
Materials	77,799,432	61,093,617	—	138,893,049
Health Care	94,222,042	—	—	94,222,042
Consumer Staples	12,961,110	13,628,051	—	26,589,161
Telecommunication Services	—	13,313,096	—	13,313,096
Options Purchased - Calls	—	13,348,125	—	13,348,125
Short-Term Investments	16,802,962	—	—	16,802,962

Total Investments in Securities	895,212,668	411,947,286+	13,917,280	1,321,077,234
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	5,276,553	—	5,276,553
Liabilities
Forward Currency Exchange Contracts	—	(226,880)	—	(226,880)

Total	$895,212,668	$416,996,959	$13,917,280	$1,326,126,907

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Financials	Total
Balance as of 7/31/10	$15,097,599	$15,097,599
Accrued discounts/(premiums)	—	—
Realized gain (loss)	2,347,461	2,347,461
Change in unrealized appreciation/depreciation	3,038,506	3,038,506
Purchases	5,225,339	5,225,339
Sales	(11,791,625)	(11,791,625)
Transfers into Level 3	—	—

Transfers out of Level 3	—	—

Balance as of 4/30/11	$13,917,280	$13,917,280

Net change in unrealized appreciation/depreciation from Investments held as of 4/30/11	$3,038,506	$3,038,506

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 21, 2011